Performance Management - Impax Ellevate Global Women's Leadership Fund	May 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Prior to March 28, 2024, the strategy of the Global Women’s Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 28, 2024 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy.

The bar chart below presents the calendar year total returns for Investor Class shares of the Global Women’s Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women’s Fund by showing changes in the Global Women’s Fund’s performance from year to year. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart is intended to provide some indication of the risk of investing in the Global Women’s Fund by showing changes in the Global Women’s Fund’s performance from year to year.
Bar Chart [Heading]	Investor Class
Bar Chart Closing [Text Block]
For the periods shown in the bar chart:	Best quarter: 2nd quarter 2020, 19.75%
Worst quarter: 1st quarter 2020, -21.26%

Performance Table Heading	Periods ended December 31, 2025
Performance Table Narrative

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Women’s Fund. The performance table is intended to provide some indication of the risk of investing in the Global Women’s Fund by showing how the Global Women’s Fund’s average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder’s own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Global Women’s Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns may not be relevant to investors who hold shares of the Global Women’s Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts).
Performance Table One Class of after Tax Shown [Text]	After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary.
Performance Availability Website Address [Text]	www.impaxam.com
Performance Availability Phone [Text]	800.767.1729
Investor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	19.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(21.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020